Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives of the Assets [Line Items]
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Office furniture, equipment and others [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	3 years
Office furniture, equipment and others [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years
Motor Vehicles [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years